Cash and Cash Equivalents and Restricted Cash - Schedule of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CashAndCashEquivalentLineItems [Line Items]
Total	$ 14,872	$ 67,158	$ 7,196
Business and Savings Accounts [Member]
CashAndCashEquivalentLineItems [Line Items]
Total	14,872	62,830
Guaranteed Investment Certificates [Member]
CashAndCashEquivalentLineItems [Line Items]
Total		$ 4,328